Fixed Assets (Tables)	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following is a summary of fixed assets and accumulated depreciation:

	Useful
	Life	June 30, 2015	June 30, 2014
Furniture and fixtures	5 - 7 years	$55,330	$6,728
Lab equipment	3 - 15 years	889,672	315,951
Lab equipment (not yet placed in service)	3 - 15 years	1,371,440	-
Leasehold Improvements	3 - 7 years	29,296	-
Construction in process	-	2,315,803	23,012
		4,661,541	345,691
Less: accumulated depreciation and amortization		(136,629)	(7,759)
		$4,524,912	$337,932